Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
JYBD [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		Investee of the Group
Plus U S [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		Investee of the Group
Related Party [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties		¥ 0	¥ 0	¥ 104
Giga AI [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		Investee of the Group
Loans to Plus(Giga AI)	$ 1,500	¥ 0	35,523	0
Repayment of loans from Plus(Giga AI)		0	35,515	0
Interest income of loans from Plus(Giga AI)		¥ 0	¥ 725	¥ 0